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WRITER’S DIRECT DIAL NUMBER: (202) 508-4625

April 26, 2012

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sterling Capital Variable Insurance Funds: File Nos. 333-121205 and 811-21682

Post-Effective Amendment No. 16 to the Registration Statement

Dear Sir or Madam:

On behalf of Sterling Capital Variable Insurance Funds (the “Trust”) and pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), accompanying this letter for electronic filing is Post-Effective Amendment No. 16 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 17 under the 1940 Act on Form N-1A (the “Amendment”). Manually executed signature pages and consents have been obtained prior to the time of this electronic filing and will be retained by the Trust for five years.

In addition to the Part C, the Amendment includes Prospectuses relating to each series of the Trust (the “Funds”) and a Statement of Additional Information for the Funds.

Ropes & Gray LLP has acted as counsel to the Trust in connection with the preparation of this Post-Effective Amendment. I hereby represent that such Post-Effective Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 promulgated under the 1933 Act.

No fees are required in connection with this filing. If you have any questions concerning this filing, please call me at (202) 508-4625 or my colleague Molly Moore at (202) 508-4732.

Sincerely,

/s/ Alan G. Priest
Alan G. Priest